Annual Total Returns [BarChart] - Cornerstone Equity Fund - None or same as Fund Name	Oct. 01, 2021
Bar Chart Table:
2013	17.66%
2014	2.95%
2015	(2.27%)
2016	10.11%
2017	22.58%
2018	(12.06%)